Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31
	2023	2024	2025
Numerator:
Net (loss)/income from continuing operations attributable to Token Cat Limited’s shareholders	(3,160)	(94,272)	42,535
Net loss from discontinued operations attributable to Token Cat Limited’s shareholders	(79,811)	(93,719)	(40,265)
Net (loss)/income attributable to Token Cat Limited’s shareholders	(82,971)	(187,991)	2,270
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	406,802,365	520,221,825	569,105,909
Basic and diluted net (loss)/income per share from continuing operations attributable to Token Cat Limited’s shareholders	(0.01)	(0.18)	0.07
Basic and diluted net loss per share from discontinued operations attributable to Token Cat Limited’s shareholders	(0.19)	(0.18)	(0.07)
Basic and diluted net (loss)/income per share attributable to Token Cat Limited’s shareholders	(0.20)	(0.36)	—